Document and Entity Information	Oct. 11, 2024
Cover [Abstract]
Entity Registrant Name	BLACKROCK, INC.
Entity Incorporation State Country Code	DE
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0002012383
Document Type	8-K
Document Period End Date	Oct. 11, 2024
Entity File Number	001-42297
Entity Tax Identification Number	99-1116001
Entity Address, Address Line One	50 Hudson Yards
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	BLK
Security Exchange Name	NYSE